Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

January 31, 2022

Dates Covered
Collections Period	01/01/22 - 01/31/22
Interest Accrual Period	01/18/22 - 02/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	02/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/21	231,558,407.03	17,687
Yield Supplement Overcollateralization Amount 12/31/21	7,565,588.11	0
Receivables Balance 12/31/21	239,123,995.14	17,687
Principal Payments	12,415,135.86	362
Defaulted Receivables	279,802.47	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/22	6,946,935.35	0
Pool Balance at 01/31/22	219,482,121.46	17,309

Pool Statistics	$ Amount	# of Accounts
Pool Factor	20.39%
Prepayment ABS Speed	1.21%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	2,464,283.39	137
Past Due 61-90 days	621,329.10	35
Past Due 91-120 days	143,392.94	11
Past Due 121+ days	0.00	0
Total	3,229,005.43	183

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.43%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	196,056.02
Aggregate Net Losses/(Gains) - January 2022	83,746.45
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.42%
Prior Net Losses/(Gains) Ratio	-0.30%
Second Prior Net Losses/(Gains) Ratio	-0.07%
Third Prior Net Losses/(Gains) Ratio	-0.01%
Four Month Average	0.01%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.86%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	5,191,340.98
Weighted Average Contract Rate	3.94%
Weighted Average Contract Rate, Yield Adjusted	6.51%
Weighted Average Remaining Term	31.55

Flow of Funds	$ Amount
Collections	13,394,831.53
Investment Earnings on Cash Accounts	67.49
Servicing Fee	(199,270.00)
Transfer to Collection Account	-
Available Funds	13,195,629.02

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	467,548.40
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	6,884,944.59
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,191,340.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	519,162.72

Total Distributions of Available Funds	13,195,629.02

Servicing Fee	199,270.00
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 01/18/22	226,367,066.05
Principal Paid	12,076,285.57
Note Balance @ 02/15/22	214,290,780.48

Class A-1
Note Balance @ 01/18/22	0.00
Principal Paid	0.00
Note Balance @ 02/15/22	0.00
Note Factor @ 02/15/22	0.0000000%

Class A-2
Note Balance @ 01/18/22	0.00
Principal Paid	0.00
Note Balance @ 02/15/22	0.00
Note Factor @ 02/15/22	0.0000000%

Class A-3
Note Balance @ 01/18/22	96,697,066.05
Principal Paid	12,076,285.57
Note Balance @ 02/15/22	84,620,780.48
Note Factor @ 02/15/22	24.3863921%

Class A-4
Note Balance @ 01/18/22	82,950,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	82,950,000.00
Note Factor @ 02/15/22	100.0000000%

Class B
Note Balance @ 01/18/22	31,150,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	31,150,000.00
Note Factor @ 02/15/22	100.0000000%

Class C
Note Balance @ 01/18/22	15,570,000.00
Principal Paid	0.00
Note Balance @ 02/15/22	15,570,000.00
Note Factor @ 02/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	600,180.73
Total Principal Paid	12,076,285.57
Total Paid	12,676,466.30

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	244,965.90
Principal Paid	12,076,285.57
Total Paid to A-3 Holders	12,321,251.47

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5795096
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.6603605
Total Distribution Amount	12.2398701

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7059536
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	34.8019757
Total A-3 Distribution Amount	35.5079293

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	570.12
Noteholders' Principal Distributable Amount	429.88

Account Balances	$ Amount
Reserve Account
Balance as of 01/18/22	2,595,670.49
Investment Earnings	57.53
Investment Earnings Paid	(57.53)
Deposit/(Withdrawal)	-
Balance as of 02/15/22	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$990,116.85	$1,259,870.87	$1,147,351.86
Number of Extensions	54	69	65
Ratio of extensions to Beginning of Period Receivables Balance	0.41%	0.50%	0.43%